Commitments and Contingencies - Schedule of Operating Lease Liability (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Office lease liability	$ 48,662
Reduction of lease liability	(11,352)
Total	37,310
Less: current portion	(14,216)
Long term portion of lease liability	$ 23,094